Selected Income Statement Data (Schedule of selected financial income (expenses) data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selected Income Statement Data [Abstract]
Interest income		$ 29,037	$ 24,841	$ 24,051
Convertible notes amortization		(1,656)	(1,094)	(1,094)
Other, net	[1]	(2,317)	(578)	(739)
Financial income, net		$ 25,064	$ 23,169	$ 22,218

[1]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(1,103), $37, and $(78) in 2025, 2024 and 2023, respectively.